Note 8 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2021	2020
Land and land improvements	$292	$292
Buildings	1,568	1,553
Leasehold improvements	584	564
Furniture, fixtures and equipment	2,417	1,827
	4,861	4,236
Accumulated depreciation	(2,208)	(1,895)
Premises and equipment, net	$2,653	$2,341